Commitments and Contingencies - Future minimum lease commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Rent expense	¥ 26,336	¥ 14,780
2022	10,642
2023	9,145
2024	7,585
2025	5,057
2026	222
Thereafter	0
Total	¥ 32,651